Convertible Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible Debt

18.	Convertible Debt

During 2018 and 2019, the Company had various financings through the issuance of the 12% senior subordinated convertible debentures which were due and payable on December 31, 2020 (the “12% Convertible Debentures”). Interest accrued at the rate of 12% per annum, payable on the earlier of conversion or December 31, 2020. The Company’s obligations under the 12% Convertible Debentures were secured by a security agreement, dated as of October 18, 2018, by and among the Company and each investor thereto. The 12% Convertible Debentures were subject to the Company receiving stockholder approval to increase its authorized shares of common stock before conversion. Principal on the 12% Convertible Debentures were convertible into shares of the Company’s common stock, at the option of the investor at any time prior to December 31, 2020, at either a per share conversion price of $0.33 (with respect to the 12% Convertible Debentures issued in 2018) or $0.40 (with respect to the 12% Convertible Debentures issued in 2019), subject to adjustment for stock splits, stock dividends and similar transactions, and certain beneficial ownership blocker provisions. Further, the 12% Convertible Debentures were subject to Liquidated Damages (as further described below and in Note 23 and Note 26).

The 12% Convertible Debentures were issued and convertible into shares of the Company’s common stock as follows: (1) gross proceeds of $13,091,528 on December 12, 2018, convertible into 39,671,297 shares; (2) gross proceeds of $1,696,000 on March 18, 2019, convertible into 4,240,000 shares; (3) gross proceeds of $318,000 on March 27, 2019, convertible into 795,000 shares; and (4) gross proceeds of $100,000 on April 8, 2019, convertible into 250,000 shares. Upon issuance of the various financings, the Company accounted for the embedded conversion option feature, buy-in feature, and default remedy feature (as further described below and in Note 16) as embedded derivative liabilities, which required the Company to carry such amount on its consolidated balance sheets as a liability at fair value, as adjusted at each period-end (see Note 16).

The Company also incurred debt issuance cost. The embedded derivative liabilities and debt issuance cost were treated as a debt discount and amortized over the term of the debt.

The 12% Convertible Debentures issued during the year ended December 31, 2019 were as follows:

On March 18, 2019, the Company entered into a securities purchase agreement with two accredited investors, including John Fichthorn, the Company’s Executive Chairman of the Board of Directors (the “Board”), pursuant to which the Company issued 12% Convertible Debentures in the aggregate principal amount of $1,696,000, which included a placement fee of $96,000 paid to B. Riley FBR in the form of a 12% Convertible Debenture, for acting as the Company’s placement agent in the offering. The Company received net proceeds of $1,600,000 and paid legal fees and expenses of $10,000 in cash. This financing of the 12% Convertible Debentures was subject to an issuance limitation, which fully limited the conversion of the 12% Convertible Debentures into shares of common stock by the holders (outside of the issuance limitation these 12% Convertible Debentures were convertible into 4,240,000 shares of the Company’s common stock), subject to certain conditions as described below.

On March 27, 2019, the Company entered into a securities purchase agreement with an accredited investor pursuant to which the Company issued 12% Convertible Debentures in the aggregate principal amount of $318,000, which included a placement fee of $18,000 paid to B. Riley FBR in the form of a 12% Convertible Debenture for acting as the Company’s placement agent in the offering. The Company received net proceeds of $300,000. This financing of the 12% Convertible Debentures was subject to an issuance limitation, which fully limited the conversion of the 12% Convertible Debentures into shares of common stock by the holder (outside of the issuance limitation these 12% Convertible Debentures were convertible into 795,000 shares of the Company’s common stock), subject to certain conditions as described below.

On April 8, 2019, the Company entered into a securities purchase agreement with an accredited investor, Todd D. Sims, a member of the Board, pursuant to which the Company issued a 12% Convertible Debenture in the aggregate principal amount of $100,000 and received $100,000 from the proceeds. This financing of the 12% Convertible Debenture was subject to an issuance limitation, which fully limited the conversion of the 12% Convertible Debentures into shares of common stock by the holder (outside of the issuance limitation this 12% Convertible Debenture was convertible into 250,000 shares of the Company’s common stock), subject to certain conditions as described below.

Upon issuance of the various financings of the 12% Convertible Debentures, the Company recognized the following embedded derivative liabilities that were bifurcated from the note instruments:

●	Conversion option – (1) At any time after the original issue date until the 12% Convertible Debenture is no longer outstanding, the 12% Convertible Debenture is convertible, in whole or in part, into shares of common stock at the option of the holder at the aforementioned conversion price, and (2) at any time and from time to time subject to: (i) an issuance limitation until the Company has an authorized share increase, and (ii) a beneficial ownership limitations, which prevents conversion if the common stock shares held by the holder exceeds 4.99% of the common stock outstanding (subject to increase by the holder to 9.99%).

●	Buy-in feature – (1) The 12% Convertible Debenture is puttable for a certain buy-in amount where it gives the holder the right, if the Company fails for any reason to deliver to the holder the conversion shares, to a cash settlement for the difference between the cost of the Company’s common stock in the open market and the conversion price; and (2) the put is contingent if the Company fails to deliver conversion shares pursuant to a buy-in event.

●	Default remedy feature – (1) The 12% Convertible Debenture is puttable in the event of default where it gives the holder the right to repayment, in cash, the greater of (i) the outstanding principal amount due divided by the then conversion price times the daily volume weighted average price of the common stock; or (ii) the outstanding principal debt amount, plus unpaid but accrued interest and other amounts owing in the notes; and (2) the put is contingent upon a Change of Control (as described below) or Fundamental Transaction (as described below).

Change in Control – Change in Control, in general, means: (a) an acquisition in excess of 50% of the voting securities of the Company; (b) the Company merges into or consolidates whereby the Company stockholders own less than 50% of the aggregate voting power after the transaction; (c) the Company sells or transfers all or substantially all of its assets to whereby the Company stockholders own less than 50% of the aggregate voting power after the transaction; (d) a replacement at one time or within a three year period of more than one-half of the Board, which is not approved by a majority of those individuals who are members of the Board on the original issue date, subject to certain conditions; or (e) the execution by the Company of an agreement for any of the events set forth in clauses (a) through (d) above.

Fundamental Transaction – Fundamental Transaction, in general, means: (a) the Company, directly or indirectly, in one or more related transactions effects any merger or consolidation; (b) the Company, directly or indirectly, effects any sale, lease, license, assignment, transfer, conveyance or other disposition of all or substantially all of its assets in one or a series of related transactions; (c) any, direct or indirect, purchase offer, tender offer or exchange offer is completed pursuant to which the Company common stock holders are permitted to sell, tender or exchange their shares for other securities, cash or property and has been accepted by the holders of 50% or more of the Company’s outstanding common stock; (d) the Company, directly or indirectly, in one or more related transactions effects any reclassification, reorganization or recapitalization of the Company’s common stock or any compulsory share exchange pursuant to which the common stock is effectively converted into or exchanged for other securities, cash or property, or (e) the Company, directly or indirectly, in one or more related transactions consummates a stock or share purchase agreement or other business combination whereby such transaction results in an acquisition of more than 50% of the outstanding shares of the Company’s common stock, subject to certain other conditions. Further, if a Fundamental Transaction occurs, the holders have the right to their conversion shares as if the beneficial ownership limitation or the issuance limitation was not in place, subject to certain terms as additional consideration.

The 12% Convertible Debentures also provided that as long as the debt remains outstanding, unless investors holding at least 51% in principal amount of the then-outstanding 12% Convertible Debentures otherwise agree, the Company was not permitted to enter into, incur, assume or guarantee any indebtedness, except for certain permitted indebtedness.

Pursuant to the registration rights agreements entered into in connection with the securities purchase agreements, the Company agreed to register the shares issuable upon conversion of the 12% Convertible Debentures for resale by the holders within a certain timeframe and subject to certain conditions. The registration rights agreement provides for a cash payment equal to 1.0% per month of the amount invested as partial liquidated damages upon the occurrence of certain events, on each monthly anniversary, up to a maximum amount of 6.0% of the aggregate amount invested, subject to interest at 12.0% per annum, accruing daily, until paid in full. The registration rights agreements provide for Registration Rights Damages (further details are provided in Note 15).

The securities purchase agreements also included a provision that requires the Company to maintain its periodic filings with the SEC in order to satisfy the public information requirements under Rule 144(c) of the Securities Act. If the Company fails for any reason to satisfy the current public information requirement after 6 months of the closing date, then the Company will be obligated to pay to each holder a cash payment equal to 1.0% of the aggregate amount invested for each 30-day period, or pro rata portion thereof, as partial liquidated damages per month, up to a maximum of 6 months, subject to interest at the rate of 1.0% per month until paid in full. The securities purchase agreements provide for Public Information Failure Damages (further details are provided in Note 15).

The Company recognized a portion of the Public Information Failure Damages pursuant to the securities purchase agreements in connection with the 12% Convertible Debentures at the time of issuance as it was deemed probable the obligations would not be satisfied when the financings were completed (see Note 15 and Note 26).

On December 31, 2020, certain holders converted the 12% Convertible Debentures representing an aggregate of $18,104,949 of the then-outstanding principal and accrued but unpaid interest into 53,887,470 shares of the Company’s common stock at effective conversion per-share prices ranging from $0.33 to $0.40. Further, the Company repaid an aggregate of $1,130,903 of the 12% Convertible Debentures, including the then-outstanding principal and accrued interest, in cash. With respect to the conversion of the accrued interest into shares of the Company’s common stock, the Company recognized a loss on conversion of $3,297,539 at the time of conversion on the consolidated statements of operations. Upon conversion of the 12% Convertible Debentures, the Company recorded the aggregate outstanding principal and loss on conversion of the accrued interest of $21,402,488 within additional paid-capital on the consolidated statements of stockholders’ deficiency.

The following table represents the various financings of the 12% Convertible Debentures recognized during the year ended December 31, 2019 and carrying value as of December 31, 2019:

	Issuance Date				Total 12%
	December 12, 2018	March 18, 2019	March 27, 2019	April 8, 2019	Convertible Debentures
Principal amount of debt	$9,540,000	$1,696,000	$318,000	$100,000	$11,654,000
Less issuance costs	(590,000)	(96,000)	(18,000)	-	(704,000)
Net cash proceeds received	$8,950,000	$1,600,000	$300,000	$100,000	$10,950,000
Principal amount of debt (excluding original issue discount)	$9,540,000	$1,696,000	$318,000	$100,000	$11,654,000
Add conversion of debt from convertible debentures	3,551,528	-	-	-	3,551,528
Add: accrued interest	1,711,273	164,083	29,754	8,933	1,914,043
Principal amount of debt including accrued interest	14,802,801	1,860,083	347,754	108,933	17,119,571
Debt discount:
Allocated embedded derivative liabilities	(4,760,000)	(822,000)	(188,000)	(64,000)	(5,834,000)
Liquidated Damages recognized upon issuance	(706,944)	(67,200)	(12,600)	(4,200)	(790,944)
Issuance costs	(590,000)	(106,000)	(18,000)	-	(714,000)
Subtotal debt discount	(6,056,944)	(995,200)	(218,600)	(68,200)	(7,338,944)
Less amortization of debt discount	2,927,248	414,465	89,422	27,200	3,458,335
Unamortized debt discount	(3,129,696)	(580,735)	(129,178)	(41,000)	(3,880,609)
Carrying value at December 31, 2019	11,673,105	1,279,348	218,576	67,933	13,238,962
Less current portion	(534,993)	-	(206,204)	-	(741,197)
Carry value at December 31, 2019, net of current portion	$11,138,112	$1,279,348	$12,372	$67,933	$12,497,765

For additional information for the years ended December 31, 2020 and 2019 with respect to interest expense related to the 12% Convertible Debentures is provided in Note 19.